Document and Entity Information	Jan. 31, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000065770
Document Type	8-K/A
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	MicroVision, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34170
Entity Tax Identification Number	91-1600822
Entity Address, Address Line One	18390 NE 68th Street
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98052
City Area Code	(425)
Local Phone Number	936-6847
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	MVIS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On January 31, 2023, MicroVision GmbH, a company organized under the laws of The Federal Republic of Germany and wholly owned subsidiary of MicroVision, Inc., (together, “MicroVision” or the “Company”) completed the acquisition of certain assets from Ibeo Automotive Systems GmbH, a company organized under the laws of The Federal Republic of Germany (“Ibeo”) related to Ibeo’s lidar sensor business (the “Acquisition”) pursuant to the previously announced Asset Purchase Agreement, dated December 1, 2022 and amended as of January 31, 2023. This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) is being filed by MicroVision to amend its Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 3, 2023 (the “Initial Report”) solely to provide the disclosures required by Item 9.01 of Form 8-K that were omitted from the Initial Report, including the required historical financial statements of Ibeo and the required pro forma financial information. Except as otherwise provided herein, the disclosures made in the Initial Report remain unchanged. This Amendment No. 1 should be read in conjunction with the Initial Report, which provides a more complete description of the Acquisition. The pro forma financial information included in this Form 8-K/A has been presented for informational purposes only, is based on various adjustments and assumptions and is not necessarily indicative of what the Company’s consolidated financial statements would have been had the Acquisition and other adjustments been completed as of the dates indicated or will be for any future periods.